Note 20 - Segment Information - Schedules of Concentration of Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Siemens [Member]
Concentration Risk, Percentage	13.00%	17.00%
Other Customer [Member]
Concentration Risk, Percentage	87.00%	83.00%